Villere Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 68.1%
Chemical Manufacturing: 3.5%
65,180	Ligand Pharmaceuticals, Inc. [1,2]	$6,620,333

Computer & Electronic Product Manufacturing: 8.9%
379,380	ON Semiconductor Corp. [1]	6,255,976
26,410	Roper Technologies, Inc.	10,400,258
		16,656,234
Credit Intermediation: 14.3%
47,410	Euronet Worldwide, Inc. [1]	4,491,149
314,086	First Hawaiian, Inc.	5,417,984
753,704	Kearny Financial Corp.	6,459,243
53,320	Visa, Inc. - Class A	10,410,197
		26,778,573
Health Care Equipment Manufacturing: 12.7%
66,970	STERIS PLC	11,109,653
12,330	Stryker Corp.	2,413,351
28,130	Teleflex, Inc.	10,207,252
		23,730,256
Insurance Carriers & Related Activities: 9.8%
45,684	eHealth, Inc. [1,2]	5,958,107
158,900	The Progressive Corp.	12,343,352
		18,301,459
Machinery: 1.9%
486,320	3D Systems Corp. [1,2]	3,584,178

Merchant Wholesalers & Durable Goods: 4.5%
305,900	LKQ Corp. [1]	8,400,014

Nursing & Residential Care Facilities: 2.3%
121,100	Eldorado Resorts, Inc. [1,2]	4,294,206

Professional, Scientific & Technical Services: 2.0%
170,320	Ebix, Inc. [2]	3,816,871

Real Estate: 2.3%
85,552	The Howard Hughes Corp. [1]	4,333,209

Sporting & Recreation Goods: 4.0%
28,227	Pool Corp.	7,593,627

Truck Transportation: 1.9%
29,510	J.B. Hunt Transport Services, Inc.	3,531,462

TOTAL COMMON STOCKS
(Cost $119,523,086)		127,640,422

PREFERRED STOCKS: 1.3%
Professional, Scientific & Technical Services: 1.3%
47,800	B. Riley Financial, Inc., 6.750%	1,065,462
72,000	B. Riley Financial, Inc., 6.500%	1,475,280
		2,540,742
TOTAL PREFERRED STOCKS
(Cost $2,995,000)		2,540,742

Principal Amount
CORPORATE BONDS: 23.5%
Chemical Manufacturing: 0.2%
	HB Fuller Co.,
	4.000%
$238,000	2/15/27	227,058
	Kimberly-Clark Corp.,
	3.200%
100,000	4/25/29	114,146
		341,204
Computer & Electronic Products: 0.2%
	Hewlett-Packard Co.,
	3.750%
321,000	12/1/20	325,798

Food Manufacturing: 6.8%
	Campbell Soup Co.,
	2.500%
6,045,000	8/2/22	6,246,588
	Flowers Foods, Inc.,
	4.375%
6,225,000	4/1/22	6,456,112
		12,702,700
Furniture Manufacturing: 0.5%
	Leggett & Platt, Inc.,
	3.400%
970,000	8/15/22	987,967

General Merchandise Stores: 0.4%
	Walmart, Inc.,
	3.400%
640,000	6/26/23	694,411

Insurance Carriers & Related Activities: 0.4%
	Reinsurance Group of America, Inc.,
	3.900%
800,000	5/15/29	844,523

Merchant Wholesalers & Durable Goods: 0.6%
	Hubbell, Inc.,
	3.500%
1,045,000	2/15/28	1,091,936

Oil & Gas: 5.7%
	Phillips 66,
	4.300%
10,000,000	4/1/22	10,611,673

Professional, Scientific & Technical Services: 8.1%
	Equifax, Inc.,
	3.300%
4,995,000	12/15/22	5,215,111
	NortonLifeLock, Inc.,
	4.200%
10,000,000	9/15/20	10,052,500
		15,267,611

Waste Management & Remediation Services: 0.6%
	Waste Management, Inc.,
	3.200%
1,055,000	6/15/26	1,155,937

TOTAL CORPORATE BONDS
(Cost $42,448,038)		44,023,760

Shares
SHORT-TERM INVESTMENTS: 7.1%
Money Market Funds: 7.1%
13,223,630	Invesco Government & Agency Portfolio - Institutional Class, 0.115% [3]	13,223,630

TOTAL SHORT-TERM INVESTMENTS
(Cost $13,223,630)		13,223,630

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 10.3%
Money Market Funds: 10.3%
19,406,979	First American Government Obligations Fund - Class Z, 0.046% [3]	19,406,979

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $19,406,979)		19,406,979

TOTAL INVESTMENTS IN SECURITIES: 110.3%
(Cost $197,596,733)		206,835,533
Liabilities in Excess of Other Assets: (10.3)%		(19,298,959)
TOTAL NET ASSETS: 100.0%		$187,536,574

[1]	Non-income producing security.
[2]	This security or a poriton of this security was out on loan as of May 31, 2020. Total loaned securities had a value of $19,038,365 or 10.2% of net assets.
[3]	Annualized seven-day effective yield as of May 31, 2020.

Villere Balanced Fund
Summary of Fair Value Exposure at May 31, 2020 (Unaudited)

The Villere Balanced Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2020. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$127,640,422	$-	$-	$127,640,422
Preferred Stocks	2,540,742	-	-	2,540,742
Corporate Bonds	-	44,023,760	-	44,023,760
Short-Term Investments	13,223,630	-	-	13,223,630
Investments Purchased with Cash Proceeds from Securities Lending	19,406,979	-	-	19,406,979
Total Investments in Securities	$162,811,773	$44,023,760	$-	$206,835,533